LVIP JPMorgan Retirement Income Fund
Schedule of Investments
March 31, 2020 (unaudited)
	Number of Shares	Value (U.S. $)
INVESTMENT COMPANIES–60.01%
Equity Funds–16.46%
✧JPMorgan Equity Index Fund	736,603	$ 28,985,326
✧JPMorgan Realty Income Fund	314,715	3,458,722
✧JPMorgan Small Cap Equity Fund	21,886	944,576
✧JPMorgan Small Cap Growth Fund	34,973	564,815
✧JPMorgan Small Cap Value Fund	42,819	718,075
		34,671,514
Fixed Income Funds–25.79%
iShares TIPS Bond ETF	34,367	4,052,557
✧JPMorgan Floating Rate Income Fund	1,790,460	14,001,396
✧JPMorgan High Yield Fund	3,940,530	24,470,689
✧JPMorgan Inflation Managed Bond Fund	1,191,317	11,805,956
		54,330,598
International Equity Funds–9.76%
✧JPMorgan Emerging Markets Equity Fund	252,157	6,419,903
✧JPMorgan International Advantage Fund	128,707	1,942,193
✧JPMorgan International Equity Fund	515,254	7,192,941
✧JPMorgan International Research Enhanced Equity Fund	355,444	5,004,654
		20,559,691
Money Market Funds–8.00%
JPMorgan Prime Money Market Fund - IM Shares (seven-day effective yield 1.02%)	13,731,567	13,732,940
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 0.32%)	3,134,101	3,134,101
		16,867,041
Total Investment Companies (Cost $138,241,925)		126,428,844

	Principal Amount°	Value (U.S. $)
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–5.43%
Fannie Mae REMICs
Series 1991-141 PZ 8.00% 10/25/21	32,316	33,539
Series 2009-100 PN 5.00% 11/25/39	328,081	353,162
	Principal Amount°	Value (U.S. $)
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Fannie Mae REMICs (continued)
Series 2011-112 PB 4.00% 11/25/41	860,000	$ 964,492
Series 2011-52 KB 5.50% 6/25/41	650,000	774,296
Series 2011-55 BZ 3.50% 6/25/41	428,928	477,238
•Series 2011-86 NF 1.50% (LIBOR01M + 0.55%) 9/25/41	177,287	179,807
*•Series 2012-122 SD 5.15% (6.10% minus LIBOR01M) 11/25/42	196,605	31,457
Series 2012-14 Z 4.00% 3/25/42	807,875	881,030
Series 2012-54 WG 3.50% 1/25/41	153,632	161,974
*Series 2012-98 MI 3.00% 8/25/31	148,324	7,636
*Series 2013-55 AI 3.00% 6/25/33	213,520	17,176
•Series 2013-57 FN 1.30% (LIBOR01M + 0.35%) 6/25/43	100,517	98,777
*Series 2013-7 EI 3.00% 10/25/40	87,638	5,263
Series 2014-19 Z 4.50% 4/25/44	582,640	694,438
Series 2015-40 GZ 3.50% 5/25/45	80,514	91,127
Series 2015-89 AZ 3.50% 12/25/45	27,924	31,986
*•Series 2015-95 SH 5.05% (6.00% minus LIBOR01M) 1/25/46	165,919	29,397
*Series 2016-50 IB 3.00% 2/25/46	69,982	6,653
*•Series 2016-55 SK 5.05% (6.00% minus LIBOR01M) 8/25/46	136,905	29,774
*•Series 2016-62 SA 5.05% (6.00% minus LIBOR01M) 9/25/46	275,812	58,770
*•Series 2016-74 GS 5.05% (6.00% minus LIBOR01M) 10/25/46	67,368	13,625
*Series 2017-12 JI 3.50% 5/25/40	61,822	3,194
♦Series T-58 2A 6.50% 9/25/43	46,719	54,054
Fannie Mae REMICs REMIC Series 2019-65 PA 2.50% 5/25/48	664,034	698,481
Freddie Mac REMICs
Series 2893 PE 5.00% 11/15/34	145,260	165,397
LVIP JPMorgan Retirement Income Fund–1

LVIP JPMorgan Retirement Income Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Freddie Mac REMICs (continued)
Series 3737 GA 3.00% 11/15/37	68,999	$ 69,319
Series 3843 PZ 5.00% 4/15/41	936,207	1,127,335
Series 3893 PU 4.00% 7/15/41	774,000	874,507
Series 3939 BZ 4.50% 6/15/41	714,979	783,107
•Series 3984 DF 1.25% (LIBOR01M + 0.55%) 1/15/42	162,255	162,591
Series 4065 DE 3.00% 6/15/32	40,000	44,744
*Series 4109 AI 3.00% 7/15/31	275,025	11,593
*Series 4161 IM 3.50% 2/15/43	46,905	6,666
*Series 4181 DI 2.50% 3/15/33	83,626	5,563
*•Series 4184 GS 5.42% (6.12% minus LIBOR01M) 3/15/43	139,375	27,944
Series 4219 AB 3.50% 1/15/43	355,662	381,785
•Series 4286 VF 1.15% (LIBOR01M + 0.45%) 12/15/43	123,517	122,524
*Series 4342 CI 3.00% 11/15/33	49,553	2,556
Series 4457 KZ 3.00% 4/15/45	129,777	133,101
*•Series 4494 SA 5.48% (6.18% minus LIBOR01M) 7/15/45	48,443	9,288
*Series 4543 HI 3.00% 4/15/44	72,122	4,580
*•Series 4594 SG 5.30% (6.00% minus LIBOR01M) 6/15/46	397,530	86,750
Series 4614 HB 2.50% 9/15/46	101,000	116,276
*•Series 4618 SA 5.30% (6.00% minus LIBOR01M) 9/15/46	86,749	17,263
Series 4623 LZ 2.50% 10/15/46	94,749	99,963
Series 4623 MW 2.50% 10/15/46	105,000	115,000
*Series 4625 BI 3.50% 6/15/46	241,539	20,048
*•Series 4631 GS 5.30% (6.00% minus LIBOR01M) 11/15/46	266,722	44,233
*•Series 4648 SA 5.30% (6.00% minus LIBOR01M) 1/15/47	182,545	33,247
*•Freddie Mac Strips
Series 267 S5 5.30% (6.00% minus LIBOR01M) 8/15/42	161,224	26,045
	Principal Amount°	Value (U.S. $)
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
*•Freddie Mac Strips (continued)
Series 299 S1 5.30% (6.00% minus LIBOR01M) 1/15/43	125,343	$ 19,506
Series 326 S2 5.25% (5.95% minus LIBOR01M) 3/15/44	88,786	13,391
•Freddie Mac Structured Agency Credit Risk Debt Notes
Series 2015-DNA3 M2 3.80% (LIBOR01M + 2.85%) 4/25/28	99,461	92,119
Series 2016-DNA4 M2 2.25% (LIBOR01M + 1.30%) 3/25/29	132,562	130,573
Series 2016-HQA2 M2 3.20% (LIBOR01M + 2.25%) 11/25/28	38,123	37,560
GNMA
Series 2012-136 MX 2.00% 11/20/42	40,000	40,480
Series 2013-113 AZ 3.00% 8/20/43	302,077	308,243
Series 2013-113 LY 3.00% 5/20/43	29,000	31,525
*Series 2015-142 AI 4.00% 2/20/44	32,449	1,627
Series 2015-64 GZ 2.00% 5/20/45	113,445	114,790
*Series 2015-74 CI 3.00% 10/16/39	125,010	8,078
*•Series 2016-108 SK 5.28% (6.05% minus LIBOR01M) 8/20/46	223,488	42,438
Series 2016-111 PB 2.50% 8/20/46	97,000	103,773
*Series 2016-116 GI 3.50% 11/20/44	251,363	23,681
*Series 2016-118 DI 3.50% 3/20/43	273,781	25,070
*•Series 2016-120 AS 5.33% (6.10% minus LIBOR01M) 9/20/46	230,247	48,031
*•Series 2016-120 NS 5.33% (6.10% minus LIBOR01M) 9/20/46	312,123	63,392
*•Series 2016-121 JS 5.33% (6.10% minus LIBOR01M) 9/20/46	226,281	41,208
Series 2016-134 MW 3.00% 10/20/46	16,000	16,518
Series 2016-156 PB 2.00% 11/20/46	61,000	61,253
*Series 2016-160 GI 3.50% 11/20/46	181,870	25,863
*Series 2016-163 MI 3.50% 11/20/46	90,323	2,130

LVIP JPMorgan Retirement Income Fund–2

LVIP JPMorgan Retirement Income Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
GNMA (continued)
*Series 2016-163 XI 3.00% 10/20/46	169,880	$ 7,938
Total Agency Collateralized Mortgage Obligations (Cost $11,096,771)		11,447,958
AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES–2.31%
Fannie Mae-Aces
Series 2017-M11 A2 2.98% 8/25/29	275,000	314,131
•Series 2017-M8 A2 3.06% 5/25/27	555,000	620,276
Freddie Mac Multifamily Structured Pass Through Certificates
♦Series K066 A2 3.12% 6/25/27	340,000	380,611
♦Series K067 A2 3.19% 7/25/27	637,000	709,071
♦Series K725 A2 3.00% 1/25/24	185,000	195,840
♦•Series K731 AM 3.60% 2/25/25	1,200,000	1,298,316
♦•Series KS03 A4 3.16% 5/25/25	150,000	164,680
•FREMF Mortgage Trust
Series 2011-K10 B 4.62% 11/25/49	60,000	59,994
Series 2011-K12 B 4.35% 1/25/46	115,000	114,638
Series 2011-K14 B 5.18% 2/25/47	70,000	69,994
Series 2011-K15 B 4.96% 8/25/44	15,000	14,964
Series 2012-K18 B 4.25% 1/25/45	85,000	83,881
Series 2012-K22 B 3.69% 8/25/45	150,000	148,552
Series 2013-K29 C 3.48% 5/25/46	295,000	283,097
Series 2013-K32 B 3.54% 10/25/46	110,000	107,721
Series 2013-K33 B 3.50% 8/25/46	120,000	120,697
Series 2013-K713 B 3.49% 4/25/46	9,230	9,208
Series 2013-K713 C 3.49% 4/25/46	165,000	164,602
Total Agency Commercial Mortgage-Backed Securities (Cost $4,618,349)		4,860,273
AGENCY MORTGAGE-BACKED SECURITIES–3.02%
Fannie Mae
2.53% 7/1/26	134,877	144,207
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Fannie Mae (continued)
2.60% 9/1/28	297,481	$ 322,436
2.64% 2/1/23	450,000	469,936
3.16% 12/1/26	491,021	544,342
3.17% 1/1/27	294,829	327,908
•3.19% 9/1/27	502,571	559,503
3.77% 12/1/25	666,729	748,637
3.88% 12/1/28	395,000	462,636
•Fannie Mae ARM
2.88% (LIBOR12M + 1.60%) 7/1/45	28,827	29,626
3.19% (LIBOR12M + 1.53%) 3/1/44	81,570	84,118
4.47% (LIBOR12M + 1.83%) 8/1/35	749	758
Fannie Mae S.F. 15 yr 5.00% 7/1/20	571	600
Fannie Mae S.F. 30 yr
4.00% 7/1/45	350,370	378,764
5.50% 11/1/34	3,254	3,656
5.50% 4/1/37	77,300	87,525
5.50% 8/1/37	12,668	14,319
5.50% 3/1/38	14,947	16,952
5.50% 6/1/39	31,866	36,105
5.50% 7/1/40	33,198	37,651
5.50% 5/1/44	755,218	854,598
6.00% 9/1/36	14,963	16,958
6.00% 12/1/36	3,532	4,062
6.00% 6/1/37	1,939	2,231
6.00% 9/1/38	10,151	11,664
6.00% 11/1/38	7,924	9,120
6.00% 10/1/39	117,447	135,137
6.00% 11/1/40	5,489	6,320
7.50% 6/1/31	4,252	5,154
•Freddie Mac ARM
2.59% (LIBOR12M + 1.63%) 10/1/46	113,922	115,857
2.92% (LIBOR12M + 1.63%) 10/1/45	55,522	57,001
3.10% (LIBOR12M + 1.62%) 3/1/46	71,230	73,429
Freddie Mac S.F. 30 yr
4.00% 4/1/45	216,855	234,534
5.00% 6/1/36	61,889	68,873
5.50% 3/1/34	4,376	4,948
5.50% 12/1/34	4,038	4,565
5.50% 12/1/35	3,973	4,506
5.50% 8/1/40	8,978	10,150
5.50% 6/1/41	41,484	48,514
6.00% 2/1/36	8,209	9,447
6.00% 3/1/36	11,977	13,795
6.00% 8/1/38	12,614	14,532
6.00% 5/1/40	20,443	23,527
6.50% 4/1/39	20,213	23,557
7.00% 11/1/33	701	836

LVIP JPMorgan Retirement Income Fund–3

LVIP JPMorgan Retirement Income Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
GNMA I S.F. 30 yr
5.50% 2/15/41	29,084	$ 33,009
7.00% 12/15/34	38,805	46,210
GNMA II S.F. 30 yr
5.50% 5/20/37	17,343	19,635
5.50% 4/20/40	11,247	12,613
6.00% 2/20/39	18,631	20,855
6.00% 10/20/39	67,001	76,333
6.00% 2/20/40	68,658	77,075
6.00% 4/20/46	23,184	26,418
6.50% 10/20/39	33,435	39,124
Total Agency Mortgage-Backed Securities (Cost $6,025,478)		6,374,266
CORPORATE BONDS–8.71%
Advertising–0.03%
Omnicom Group 3.65% 11/1/24	60,000	61,023
		61,023
Aerospace & Defense–0.14%
L3Harris Technologies 3.85% 12/15/26	80,000	83,383
United Technologies 4.63% 11/16/48	175,000	207,092
		290,475
Agriculture–0.07%
Reynolds American
4.45% 6/12/25	70,000	71,285
5.85% 8/15/45	80,000	86,026
		157,311
Airlines–0.03%
♦American Airlines Pass Through Trust 3.38% 11/1/28	62,201	57,683
		57,683
Auto Manufacturers–0.10%
Daimler Finance North America 3.45% 1/6/27	215,000	205,292
		205,292
Banks–2.29%
Bank of America
μ2.46% 10/22/25	220,000	221,861
μ3.12% 1/20/23	180,000	183,130
4.18% 11/25/27	275,000	284,322
μ4.44% 1/20/48	240,000	269,334
Bank of Nova Scotia 3.40% 2/11/24	125,000	130,776
Citigroup
3.20% 10/21/26	49,000	50,751
μ3.35% 4/24/25	115,000	118,415
8.13% 7/15/39	150,000	236,699
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
Citizens Financial Group 4.30% 12/3/25	160,000	$ 167,491
Cooperatieve Rabobank 3.75% 7/21/26	250,000	240,893
Credit Suisse Group 4.28% 1/9/28	250,000	256,016
Fifth Third Bancorp 3.65% 1/25/24	50,000	51,995
Goldman Sachs Group
3.85% 1/26/27	80,000	82,319
5.15% 5/22/45	200,000	236,490
HSBC Holdings 4.88% 1/14/22	150,000	152,438
Lloyds Banking Group 3.00% 1/11/22	200,000	199,432
Mitsubishi UFJ Financial Group 3.76% 7/26/23	255,000	263,538
Morgan Stanley
3.95% 4/23/27	265,000	276,091
4.00% 7/23/25	340,000	363,882
Santander UK Group Holdings 3.57% 1/10/23	200,000	198,909
Societe Generale 2.63% 1/22/25	200,000	192,570
Wells Fargo & Co.
3.07% 1/24/23	180,000	182,959
4.75% 12/7/46	175,000	202,132
Westpac Banking 2.35% 2/19/25	260,000	262,172
		4,824,615
Beverages–0.18%
Anheuser-Busch InBev Worldwide
4.70% 2/1/36	260,000	271,600
4.95% 1/15/42	105,000	113,284
		384,884
Building Materials–0.04%
Martin Marietta Materials 3.50% 12/15/27	75,000	74,111
		74,111
Chemicals–0.10%
Celanese US Holdings 3.50% 5/8/24	5,000	4,734
Mosaic 4.25% 11/15/23	70,000	66,307
Nutrien 3.38% 3/15/25	145,000	147,659
		218,700
Computers–0.07%
Apple 3.45% 2/9/45	130,000	146,733
		146,733
Diversified Financial Services–0.28%
Air Lease 3.25% 3/1/25	185,000	145,362

LVIP JPMorgan Retirement Income Fund–4

LVIP JPMorgan Retirement Income Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Diversified Financial Services (continued)
Capital One Financial 3.75% 3/9/27	80,000	$ 78,313
GE Capital International Funding Unlimited 4.42% 11/15/35	200,000	216,074
ORIX
3.25% 12/4/24	30,000	31,520
3.70% 7/18/27	110,000	116,221
		587,490
Electric–0.68%
AEP Texas 3.45% 1/15/50	170,000	151,648
Avangrid 3.80% 6/1/29	85,000	87,004
CenterPoint Energy 2.95% 3/1/30	95,000	89,876
Dominion Energy 3.90% 10/1/25	160,000	165,165
Duke Energy 2.65% 9/1/26	155,000	153,822
Duke Energy Indiana 3.25% 10/1/49	10,000	10,106
Duquesne Light Holdings 3.62% 8/1/27	95,000	93,571
Entergy Louisiana 2.90% 3/15/51	5,000	4,388
Entergy Texas 4.00% 3/30/29	20,000	21,821
Exelon 3.50% 6/1/22	150,000	145,201
Fortis 3.06% 10/4/26	50,000	47,898
Metropolitan Edison 4.00% 4/15/25	125,000	135,132
Pennsylvania Electric 3.60% 6/1/29	85,000	89,766
Public Service Co. of Colorado 3.20% 3/1/50	145,000	146,726
Wisconsin Public Service 3.30% 9/1/49	90,000	87,432
		1,429,556
Electronics–0.07%
Arrow Electronics 3.25% 9/8/24	96,000	90,760
Roper Technologies 3.80% 12/15/26	55,000	56,550
		147,310
Food–0.09%
Kroger 4.45% 2/1/47	170,000	186,927
		186,927
Gas–0.17%
Atmos Energy 4.15% 1/15/43	100,000	105,311
NiSource 3.95% 3/30/48	150,000	152,530
Southern California Gas 4.30% 1/15/49	85,000	93,515
		351,356
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Health Care Products–0.09%
Abbott Laboratories 4.90% 11/30/46	145,000	$ 198,148
		198,148
Health Care Services–0.12%
Anthem
3.70% 8/15/21	70,000	70,846
4.10% 3/1/28	55,000	59,211
HCA 4.75% 5/1/23	85,000	87,076
Quest Diagnostics 2.95% 6/30/30	40,000	39,816
		256,949
Insurance–0.39%
Aflac 2.88% 10/15/26	90,000	88,875
American Financial Group 3.50% 8/15/26	95,000	90,429
American International Group 3.88% 1/15/35	45,000	44,113
Athene Global Funding
2.75% 6/25/24	75,000	75,074
3.00% 7/1/22	105,000	103,320
Berkshire Hathaway Finance 4.30% 5/15/43	175,000	208,438
μManulife Financial 4.06% 2/24/32	90,000	86,794
μPrudential Financial 5.38% 5/15/45	140,000	133,658
		830,701
Media–0.32%
Comcast
3.25% 11/1/39	85,000	89,703
3.38% 2/15/25	317,000	338,059
4.50% 1/15/43	115,000	138,949
Discovery Communications 2.95% 3/20/23	41,000	40,913
ViacomCBS 4.20% 6/1/29	80,000	75,717
		683,341
Miscellaneous Manufacturing–0.11%
General Electric 6.75% 3/15/32	90,000	109,090
Parker-Hannifin 3.30% 11/21/24	15,000	15,452
Textron 4.00% 3/15/26	115,000	116,544
		241,086
Oil & Gas–0.35%
Apache 3.63% 2/1/21	17,000	13,743
BP Capital Markets America 3.22% 4/14/24	80,000	81,826
Husky Energy 4.40% 4/15/29	85,000	60,290
Nexen Energy 5.88% 3/10/35	125,000	168,310
Noble Energy 3.25% 10/15/29	80,000	46,779

LVIP JPMorgan Retirement Income Fund–5

LVIP JPMorgan Retirement Income Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Oil & Gas (continued)
Shell International Finance 4.38% 5/11/45	175,000	$ 202,410
Suncor Energy 6.50% 6/15/38	65,000	66,707
Total Capital International 3.46% 2/19/29	85,000	89,725
		729,790
Oil & Gas Services–0.06%
Halliburton 3.80% 11/15/25	11,000	9,763
National Oilwell Varco 2.60% 12/1/22	26,000	23,462
Schlumberger Holdings 4.30% 5/1/29	85,000	82,606
		115,831
Pharmaceuticals–0.54%
AbbVie 4.25% 11/21/49	120,000	129,440
Allergan Finance 3.80% 3/15/25	85,000	87,041
Bristol-Myers Squibb 3.25% 8/15/22	75,000	77,855
Bristol-Myers Squibb 4.13% 6/15/39	155,000	187,029
CVS Health 3.88% 7/20/25	350,000	361,636
Mead Johnson Nutrition 4.13% 11/15/25	80,000	87,306
Shire Acquisitions Investments Ireland
2.88% 9/23/23	110,000	112,226
3.20% 9/23/26	85,000	86,932
		1,129,465
Pipelines–0.41%
APT Pipelines 4.20% 3/23/25	90,000	96,624
Boardwalk Pipelines 4.95% 12/15/24	75,000	60,744
Cameron LNG 3.30% 1/15/35	15,000	13,002
Enbridge 4.25% 12/1/26	90,000	91,663
Energy Transfer Operating 4.25% 3/15/23	155,000	138,821
Enterprise Products Operating 5.10% 2/15/45	185,000	185,054
MPLX 4.13% 3/1/27	135,000	115,125
ONEOK
3.40% 9/1/29	125,000	93,407
5.20% 7/15/48	45,000	35,325
Sunoco Logistics Partners Operations 5.35% 5/15/45	45,000	35,358
		865,123
Real Estate Investment Trusts–0.72%
American Campus Communities Operating Partnership LP 2.85% 2/1/30	30,000	28,093
American Tower
3.80% 8/15/29	65,000	66,350
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Real Estate Investment Trusts (continued)
American Tower (continued)
4.40% 2/15/26	100,000	$ 105,306
AvalonBay Communities 3.20% 1/15/28	75,000	74,582
Boston Properties 3.40% 6/21/29	85,000	88,249
Crown Castle International 5.25% 1/15/23	75,000	79,542
HCP
3.25% 7/15/26	100,000	99,949
3.40% 2/1/25	75,000	75,090
Healthcare Trust of America Holding 3.10% 2/15/30	153,000	136,830
Host Hotels & Resorts
3.75% 10/15/23	45,000	39,498
3.88% 4/1/24	40,000	37,697
Life Storage 4.00% 6/15/29	10,000	10,164
LifeStorage 3.50% 7/1/26	75,000	71,509
Mid-America Apartments 3.95% 3/15/29	40,000	40,799
National Retail Properties 3.50% 10/15/27	125,000	123,519
Prologis 3.25% 10/1/26	40,000	40,876
Realty Income
3.88% 7/15/24	35,000	34,863
4.13% 10/15/26	40,000	41,460
SITE Centers 4.25% 2/1/26	75,000	76,405
UDR
3.10% 11/1/34	20,000	18,230
3.20% 1/15/30	50,000	49,258
4.00% 10/1/25	55,000	58,109
VEREIT Operating Partnership 4.60% 2/6/24	35,000	34,546
Welltower 4.25% 4/15/28	90,000	90,762
		1,521,686
Retail–0.29%
Alimentation Couche-Tard 3.55% 7/26/27	85,000	83,214
Dollar General 3.88% 4/15/27	145,000	148,869
Lowe's 2.50% 4/15/26	175,000	173,726
Starbucks 4.45% 8/15/49	175,000	199,994
		605,803
Semiconductors–0.06%
QUALCOMM 4.65% 5/20/35	105,000	132,882
		132,882
Software–0.25%
Fidelity National Information Services 3.75% 5/21/29	10,000	10,884
Microsoft
3.50% 2/12/35	180,000	213,065
4.10% 2/6/37	70,000	85,463

LVIP JPMorgan Retirement Income Fund–6

LVIP JPMorgan Retirement Income Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Software (continued)
Oracle 4.50% 7/8/44	185,000	$ 211,577
		520,989
Telecommunications–0.40%
AT&T 5.25% 3/1/37	255,000	296,877
Telefonica Emisiones 5.21% 3/8/47	150,000	168,321
Verizon Communications
4.27% 1/15/36	85,000	99,302
5.25% 3/16/37	140,000	179,079
Vodafone Group 5.00% 5/30/38	83,000	92,350
		835,929
Transportation–0.12%
Burlington Northern Santa Fe 4.70% 9/1/45	135,000	164,506
JB Hunt Transport Services 3.88% 3/1/26	85,000	87,804
		252,310
Trucking & Leasing–0.10%
Aviation Capital Group 4.88% 10/1/25	80,000	71,303
Penske Truck Leasing 4.20% 4/1/27	140,000	143,872
		215,175
Water–0.04%
American Water Capital 2.95% 9/1/27	85,000	84,331
		84,331
Total Corporate Bonds (Cost $18,041,374)		18,343,005
NON-AGENCY ASSET-BACKED SECURITIES–4.13%
AmeriCredit Automobile Receivables Trust
Series 2017-1 C 2.71% 8/18/22	395,000	392,233
Series 2017-2 C 2.97% 3/20/23	1,325,000	1,322,991
CarMax Auto Owner Trust
Series 2017-3 B 2.44% 2/15/23	300,000	299,786
Series 2018-2 A3 2.98% 1/17/23	335,000	337,426
CNH Equipment Trust Series 2016-B B 2.20% 10/15/23	575,000	573,971
CPS Auto Receivables Trust Series 2018-B B 3.23% 7/15/22	166,543	165,945
Credit Acceptance Auto Loan Trust Series 2018-1A A 3.01% 2/16/27	221,851	221,882
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
•Discover Card Execution Note Trust Series 2017-A1 A1 1.19% (LIBOR01M + 0.49%) 7/15/24	185,000	$ 181,712
Drive Auto Receivables Trust
Series 2018-4 C 3.66% 11/15/24	256,000	256,157
Series 2018-5 B 3.68% 7/15/23	1,000,000	995,531
Series 2019-1 A3 3.18% 10/17/22	285,283	284,945
Exeter Automobile Receivables Trust Series 2018-2A B 3.27% 5/16/22	29,540	29,516
First Investors Auto Owner Trust Series 2018-1A A2 3.22% 1/17/23	169,677	169,113
Flagship Credit Auto Trust
Series 2017-2 B 2.57% 4/15/23	41,507	41,364
Series 2018-2 B 3.56% 5/15/23	625,000	623,420
Ford Credit Auto Owner Trust Series 2016-2 A 2.03% 12/15/27	325,000	324,968
FREED TRUST Series 2018-2 A 3.99% 10/20/25	70,482	69,860
GLS Auto Receivables Issuer Trust Series 2020-1A A 2.17% 2/15/24	304,455	299,669
HERO Funding Trust
Series 2016-2A A 3.75% 9/20/41	83,083	85,421
Series 2016-3A A1 3.08% 9/20/42	90,347	91,652
Honda Auto Receivables Owner Trust Series 2018-2 A3 3.01% 5/18/22	593,404	596,883
OnDeck Asset Securitization Trust Series 2018-1A A 3.50% 4/18/22	208,000	207,197
Synchrony Card Issuance Trust Series 2018-A1 A 3.38% 9/15/24	605,000	615,852
Tidewater Auto Receivables Trust Series 2018-AA A2 3.12% 7/15/22	19,220	19,188
•Towd Point Mortgage Trust
Series 2015-5 A1B 2.75% 5/25/55	36,846	36,543
Series 2015-6 A1B 2.75% 4/25/55	46,757	46,406
Series 2016-1 A1B 2.75% 2/25/55	25,987	25,882
Series 2016-2 A1 3.00% 8/25/55	37,571	37,197

LVIP JPMorgan Retirement Income Fund–7

LVIP JPMorgan Retirement Income Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
•Towd Point Mortgage Trust (continued)
Series 2016-3 A1 2.25% 4/25/56	38,025	$ 37,619
Westgate Resorts
Series 2018-1A A 3.38% 12/20/31	139,325	138,478
Series 2018-1A B 3.58% 12/20/31	180,207	179,099
Total Non-Agency Asset-Backed Securities (Cost $8,743,867)		8,707,906
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–0.37%
•JPMorgan Mortgage Trust
Series 2014-2 B1 3.40% 6/25/29	51,815	48,936
Series 2014-2 B2 3.40% 6/25/29	51,815	48,814
Series 2014-IVR6 2A4 2.50% 7/25/44	100,000	96,598
Series 2015-4 B1 3.62% 6/25/45	88,678	82,803
Series 2015-4 B2 3.62% 6/25/45	88,678	82,499
Series 2015-6 B1 3.60% 10/25/45	87,394	83,135
Series 2015-6 B2 3.60% 10/25/45	87,394	82,667
Series 2016-4 B1 4.05% 10/25/46	91,034	88,273
Series 2016-4 B2 4.05% 10/25/46	91,034	85,674
•New Residential Mortgage Loan Trust Series 2016-4A A1 3.75% 11/25/56	50,204	51,387
•Sequoia Mortgage Trust Series 2014-2 A4 3.50% 7/25/44	34,998	35,360
Total Non-Agency Collateralized Mortgage Obligations (Cost $814,428)		786,146
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES–4.35%
•20 Times Square Trust Series 2018-20TS A 3.10% 5/15/35	388,000	400,331
CD Mortgage Trust
Series 2016-CD2 A3 3.25% 11/10/49	200,000	209,979
•Series 2016-CD2 A4 3.53% 11/10/49	105,000	112,187
CFCRE Commercial Mortgage Trust Series 2016-C7 A3 3.84% 12/10/54	90,000	98,315
	Principal Amount°	Value (U.S. $)
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Citigroup Commercial Mortgage Trust
Series 2014-GC25 A4 3.64% 10/10/47	195,000	$ 206,835
Series 2015-GC27 A5 3.14% 2/10/48	215,000	223,895
Series 2016-P3 A4 3.33% 4/15/49	145,000	148,619
Series 2016-P5 A4 2.94% 10/10/49	130,000	130,831
COMM Mortgage Trust
Series 2013-CR6 AM 3.15% 3/10/46	180,000	178,138
Series 2013-WWP A2 3.42% 3/10/31	100,000	99,812
Series 2014-CR19 A5 3.80% 8/10/47	100,000	104,084
Series 2014-CR20 AM 3.94% 11/10/47	340,000	345,514
Series 2015-3BP A 3.18% 2/10/35	400,000	410,012
Series 2015-CR23 A4 3.50% 5/10/48	135,000	143,033
DB-JPM Mortgage Trust
Series 2016-C1 A4 3.28% 5/10/49	250,000	263,161
Series 2016-C3 A5 2.89% 8/10/49	160,000	164,103
•DB-UBS Mortgage Trust Series 2011-LC1A C 5.69% 11/10/46	300,000	294,387
GRACE Mortgage Trust
Series 2014-GRCE A 3.37% 6/10/28	1,190,000	1,196,040
Series 2014-GRCE B 3.52% 6/10/28	200,000	200,478
GS Mortgage Securities Trust
Series 2015-GC32 A4 3.76% 7/10/48	105,000	108,781
Series 2017-GS5 A4 3.67% 3/10/50	210,000	227,399
Houston Galleria Mall Trust Series 2015-HGLR A1A2 3.09% 3/5/37	160,000	153,897
JPM-BB Commercial Mortgage Securities Trust
Series 2015-C32 A5 3.60% 11/15/48	225,000	238,047
Series 2015-C33 A4 3.77% 12/15/48	340,000	363,460
JPM-DB Commercial Mortgage Securities Trust Series 2016-C2 A4 3.14% 6/15/49	275,000	287,502
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2013-LC11 B 3.50% 4/15/46	130,000	126,087

LVIP JPMorgan Retirement Income Fund–8

LVIP JPMorgan Retirement Income Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
JPMorgan Chase Commercial Mortgage Securities Trust (continued)
Series 2015-JP1 A5 3.91% 1/15/49	130,000	$ 140,000
Series 2016-JP2 A4 2.82% 8/15/49	310,000	316,323
Series 2016-JP2 AS 3.06% 8/15/49	210,000	205,577
•Series 2016-JP3 B 3.40% 8/15/49	60,000	54,503
Series 2016-WIKI A 2.80% 10/5/31	75,000	64,237
Series 2016-WIKI B 3.20% 10/5/31	115,000	97,152
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2014-C17 A5 3.74% 8/15/47	135,000	141,786
Series 2015-C23 A4 3.72% 7/15/50	440,000	470,597
Series 2015-C26 A5 3.53% 10/15/48	140,000	151,403
Series 2016-C29 A4 3.33% 5/15/49	130,000	133,221
Wells Fargo Commercial Mortgage Trust
Series 2015-NXS3 A4 3.62% 9/15/57	250,000	259,648
Series 2016-BNK1 A3 2.65% 8/15/49	205,000	198,378
*•Series 2017-RB1 XA 1.25% 3/15/50	1,436,048	96,074
WF -RBS Commercial Mortgage Trust
Series 2012-C10 A3 2.88% 12/15/45	130,000	130,069
	Principal Amount°	Value (U.S. $)
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
WF -RBS Commercial Mortgage Trust (continued)
Series 2013-C12 A4 3.20% 3/15/48	260,000	$ 263,140
Total Non-Agency Commercial Mortgage-Backed Securities (Cost $9,215,282)		9,157,035
U.S. TREASURY OBLIGATIONS–10.23%
U.S. Treasury Bonds
2.25% 8/15/46	1,765,000	2,124,619
2.50% 5/15/46	1,115,000	1,402,679
2.88% 8/15/45	1,240,000	1,657,967
3.88% 8/15/40	775,000	1,162,863
U.S. Treasury Notes
1.50% 3/31/23	1,250,000	1,295,361
1.63% 11/15/22	2,000,000	2,070,781
1.63% 5/15/26	1,540,000	1,643,589
1.75% 3/31/22	1,500,000	1,545,586
1.75% 5/15/22	510,000	526,575
2.00% 5/31/21	700,000	715,148
2.00% 11/15/21	1,500,000	1,543,828
∞2.50% 1/31/21	3,339,000	3,405,780
2.75% 5/31/23	52,000	56,026
2.88% 5/31/25	148,000	166,575
2.88% 5/15/28	750,000	884,649
≠United States Treasury Coupon Strip 3.45% 2/15/33	1,540,000	1,353,184
Total U.S. Treasury Obligations (Cost $19,145,627)		21,555,210

TOTAL INVESTMENTS–98.56% (Cost $215,943,101)	207,660,643
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–1.44%	3,023,842
NET ASSETS APPLICABLE TO 18,569,952 SHARES OUTSTANDING–100.00%	$210,684,485

✧ Class R-6 shares.
° Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
• Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at March 31, 2020. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above and may be subject to caps and/or floors. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions such as changes in current interest rate and prepayments on the underlying pool of assets. These securities do not indicate a reference rate and spread in their description above.
* Interest only security. An interest only security is the interest only portion of a fixed income security which is sold separately from the principal portion of the security.
♦ Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
μ Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at March 31, 2020. Rate will reset at a future date.
∞ Fully or partially pledged as collateral for futures contracts.
LVIP JPMorgan Retirement Income Fund–9

LVIP JPMorgan Retirement Income Fund
Schedule of Investments (continued)
≠ The rate shown is the effective yield at the time of purchase.

The following futures contracts were outstanding at March 31, 2020:
Futures Contracts
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[1]	Value/ Unrealized Depreciation[1]
Interest Rate Contracts:
(27)	Euro-Bund	$(5,137,052)	$(5,205,885)	6/8/20	$68,833	$—
46	U.S. Treasury 10 yr Notes	6,379,625	6,141,914	6/19/20	237,711	—
					306,544	—
Sovereign Bond:
61	Canadian Government Bond	6,377,844	6,394,281	6/19/20	—	(16,437)
Equity Contracts:
22	Dow Jones U.S. Real Estate Index	604,120	600,844	6/19/20	3,276	—
81	E-mini MSCI EAFE Index	6,315,165	5,754,322	6/19/20	560,843	—
(2)	E-mini MSCI Emerging Markets Index	(84,290)	(77,487)	6/19/20	—	(6,803)
14	E-mini S&P 500 Index	1,798,790	1,836,371	6/19/20	—	(37,581)
27	E-mini S&P MidCap 400 Index	3,882,060	3,595,535	6/19/20	286,525	—
(121)	Euro STOXX 50 Index	(3,665,894)	(3,183,269)	6/19/20	—	(482,625)
(7)	FTSE 100 Index	(489,990)	(442,385)	6/19/20	—	(47,605)
					850,644	(574,614)
Total Futures Contracts					$1,157,188	$(591,051)
The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through March 31, 2020.

Summary of Abbreviations:
ARM–Adjustable Rate Mortgage
BB–Barclays Bank
DB–Deutsche Bank
EAFE–Europe Australasia Far East
ETF–Exchange-Traded Fund
FREMF–Freddie Mac Multifamily
FTSE–Financial Times Stock Exchange
GNMA–Government National Mortgage Association
GS–Goldman Sachs
JPM–JPMorgan
LIBOR01M–Intercontinental Exchange London Interbank Offered Rate USD 1 Month
LIBOR12M–Intercontinental Exchange London Interbank Offered Rate USD 12 Month
LNG–Liquefied Natural Gas
MSCI–Morgan Stanley Capital International
RBS–Royal Bank of Scotland
REMICs–Real Estate Mortgage Investment Conduits
S&P–Standard & Poor’s
S.F.–Single Family
TIPS–Treasury Inflation-Protected Securities
USD–United States Dollar
WF–Wells Fargo
yr–Year
See accompanying notes.
LVIP JPMorgan Retirement Income Fund–10

LVIP JPMorgan Retirement Income Fund
Notes
March 31, 2020 (unaudited)
1. Significant Accounting Policies
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP JPMorgan Retirement Income Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.
Security Valuation–Equity securities and Exchange-Traded Funds (“ETFs”), except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities and ETFs traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security or ETF does not trade, then the mean between the bid and ask prices is used, which approximates fair value.
 Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date.   Open-end investment companies are valued at their published net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   U.S. government and agency securities are valued at the evaluated bid price, which approximates fair value.   Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations.   Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security.   The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).   Futures contracts are valued at the daily quoted settlement prices.
2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
LVIP JPMorgan Retirement Income Fund–11

LVIP JPMorgan Retirement Income Fund
Notes (continued)
 2. Investments (continued)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of March 31, 2020:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Agency Collateralized Mortgage Obligations	$—	$11,447,958	$—	$11,447,958
Agency Commercial Mortgage-Backed Securities	—	4,860,273	—	4,860,273
Agency Mortgage-Backed Securities	—	6,374,266	—	6,374,266
Corporate Bonds	—	18,343,005	—	18,343,005
Non-Agency Asset-Backed Securities	—	8,707,906	—	8,707,906
Non-Agency Collateralized Mortgage Obligations	—	786,146	—	786,146
Non-Agency Commercial Mortgage-Backed Securities	—	9,157,035	—	9,157,035
U.S. Treasury Obligations	—	21,555,210	—	21,555,210
Investment Companies	126,428,844	—	—	126,428,844
Total Investments	$126,428,844	$81,231,799	$—	$207,660,643
Derivatives:

Assets:
Futures Contracts	$1,157,188	$—	$—	$1,157,188
Liabilities:
Futures Contracts	$(591,051)	$—	$—	$(591,051)
There were no Level 3 investments at the beginning or end of the period.
3. Recent Accounting Pronouncements
In August 2018, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU No. 2018-13, which changes certain fair value measurement disclosure requirements. The ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. The ASU is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. The early adoption of the removal or modification of disclosures and delay of adoption of the additional disclosures is permitted. The Trust has adopted the removal of applicable disclosures and management is evaluating the implications of the additional changes on the financial statements.
LVIP JPMorgan Retirement Income Fund–12